Revenue, Deferred Revenue and Remaining Performance Obligations - Changes in Deferred Commissions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Activity In Capitalized Contract Cost, Net [Roll Forward]
Beginning balance	$ 37,199	$ 29,176	$ 29,176	$ 19,080
Plus: Additions to deferred commissions	14,386	9,958	22,161	22,375
Less: Recognition of deferred commissions	(8,735)	(6,805)	(14,238)	(12,279)
Plus: Foreign currency impacts on deferred commissions	(24)	(31)	100	0
Ending balance	$ 42,826	$ 32,298	$ 37,199	$ 29,176